GOLDMAN SACHS TRUST

Goldman Sachs Select Satellite Funds

Class A, Class C, Institutional, Class IR and Class R Shares of the

Goldman Sachs Commodity Strategy Fund (the “Fund”)

Supplement dated April 23, 2014 to the

Prospectus and Statement of Additional Information,

both dated April 30, 2013, as supplemented

(the “Prospectus” and the “SAI,” respectively)

Effective immediately, Stephen Lucas no longer serves as a portfolio manager for the Fund. Accordingly, all references to Mr. Lucas in the Prospectus and SAI are hereby deleted in their entirety.

This Supplement should be retained with your Prospectus and SAI for future reference.

COMSTRPMSTK 04-14